Derivative and Hedging Instruments - Net Derivative Significant Unobservable Inputs Used in Fair Value Measurement (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Roll forwards for net derivative contracts measured at fair value using significant unobservable inputs abstract
Balance at the beginning of the year	$ 769	$ 163
Net income	(666)	1,082
OCI	(48)	(9)
Purchases	12	22
Settlements	18	(103)
Into Level 3	9
Out of Level 3	(13)	(363)
Currency movement	25	(23)
Balance at the end of the year	106	769
Change in unrealized gains (losses) on instruments still held	$ (460)	$ 832